Other Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other payable
Accrued expenses	$ 24,807	$ 28,882
Payable for bonus and annual leave	9,150	8,855
Payable for purchase of equipment	2,427	2,045
Other payable	36,384	39,782
Other liabilities
Advance receipts	24,916	17,904
Others	1,798	1,426
Other liabilities	26,714	19,330
Current	8,219	5,506
Non-current	$ 18,495	$ 13,824